Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details 2) (USD $)			5 Months Ended
	Sep. 30, 2013	May 06, 2013	Sep. 30, 2013 Subordinated Debt [Member]
Convertible notes payable, related and unrelated parties at May 8, 2013			$ 1,000,000
Unamortized debt discount	(2,398,802)	(4,450,000)	(220,003)
Ending balance at September 30, 2013			$ 779,997